Additional Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid and Other Current Assets
Prepaid Expenses and Other Current Assets

	June 30,	December 31,
	2023	2022
Prepaid expenses and other current assets
Prepaid expenses	$3,404	$1,767
Advances to suppliers	305	588
Other current assets	329	843
Total	$4,038	$3,198

Schedule of Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

	June 30,	December 31,
	2023	2022
Accrued expenses and other liabilities
Provisions	68	71
Payroll and benefits payable	3,429	3,289
Other taxes payable	3,337	3,128
Other	446	451
Total	$7,280	$6,939

Total current	$6,766	$6,417
Total non-current	$514	$522

Schedule of Finance Costs, Net and Other Financial Income (Expense)
Finance Costs, net

	Six Months Ended June 30,
	2023	2022
Finance income (expense), net
Interest expense	$(3)	$(1,588)
Redeemable Series X preferred stock dividends	—	(97)
Other finance costs	(65)	(70)
Interest income	1,150	149
Total	$1,082	$(1,606)